Income Taxes - Schedule of Reconciliation of U.S. Federal Statutory Income Tax Rate and Effective Income Tax Rate (Detail)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Federal statutory tax rate	21.00%	21.00%
State taxes, net of federal benefit	6.50%
Permanent items—derivative liability	0.00%
Permanent items—stock-based compensation		6.30%
Permanent items—meals and entertainment		1.80%
Permanent items—penalties		0.00%
Permanent items—other		0.00%
Return to provision		0.00%
Research and development tax credit—federal	3.30%
Uncertain tax provision		0.00%
Change in valuation allowance		38.40%
Effective tax rate	(2.10%)	40.90%